Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 1,786	$ 1,248
Accrued salaries and bonuses	28	785
Accrued other expenses	4,303	5,133
Total	$ 6,117	$ 7,166